Other non-current financial assets	12 Months Ended
Dec. 31, 2021
Other Non-current Financial Assets [Abstract]
Other non-current financial assets
13.	Other non-current financial assets

	2021	2020
	£’000	£’000
Long-term security deposits	786	786
Prepayments	3,984	3,427
Other	165	197
	4,935	4,410

The long-term security deposits represent lease security deposits for buildings. Following the termination of a leasehold property during the year ended December 31, 2020, the Group was repaid the security deposit of £1,800,000 associated with that property.

Prepayments are those amounts paid in advance for clinical trials that will be repaid at the end of the associated clinical trials which is expected to occur in more than twelve months.